Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Property, Plant and Equipment

	Right-of-use asset (buildings)	Right-of-use asset (equipment)	Leasehold improvements	Office equipment	IT equipment	Total
Cost of valuation
At January 1, 2022	2,903	295	557	173	180	4,108
Additions	—	—	—	7	3	10
Disposals	(451)	(300)	—	(16)	(10)	(777)
Currency translation effects	13	5	—	—	—	18

At December 31, 2022	2,465	—	557	164	173	3,359

Depreciation
At January 1, 2022	(1,025)	(231)	(124)	(69)	(129)	(1,578)
Disposals	451	300	—	16	10	777
Depreciation for the year	(514)	(69)	(95)	(23)	(26)	(727)

At December 31, 2022	(1,088)	—	(219)	(76)	(145)	(1,528)

Net book value
At January 1, 2022	1,878	64	433	104	51	2,530

At December 31, 2022	1,377	—	338	88	28	1,831

	Right-of-use asset (buildings)	Right-of-use asset (equipment)	Leasehold improvements	Office equipment	IT equipment	Total
Cost of valuation
At January 1, 2021	1,848	1,169	164	71	132	3,384
Additions	923	—	393	109	48	1,473
Lease modification	133	30	—	—	—	163
Disposals	—	(868)	—	(7)	—	(875)
Currency translation effects	(1)	(36)	—	—	—	(37)

At December 31, 2021	2,903	295	557	173	180	4,108

Depreciation
At January 1, 2021	(531)	(1,023)	(85)	(65)	(107)	(1,811)
Disposals	—	868	—	7	—	874
Depreciation for the year	(494)	(76)	(39)	(11)	(22)	(642)

At December 31, 2021	(1,025)	(231)	(124)	(69)	(129)	(1,578)

Net book value
At January 1, 2021	1,318	146	79	6	25	1,573

At December 31, 2021	1,878	64	433	104	51	2,530

Summary of the maturity of lease liabilities	The maturity of lease liabilities as of December 31, 2022 are as follows:

	Within 1 year	Between 1 and 3 years	Between 3 and 5 years	Over 5 years	Total
	£’000s	£’000s	£’000s	£’000s	£’000s
Maturity of lease liabilities	466	1,072	150	—	1,688